ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31,	December 31,
	2011	2010
Accounts receivable	$36,167,136	$11,160,959
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$36,167,136	$11,160,959